Acquisitions and Deconsolidation of Subsidiary (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unaudited proforma results of operations
Revenue	$ 54,072,078	$ 49,782,343
Net Loss	$ (25,675,959)	$ (1,298,960)
Basic and diluted earnings per share	$ (7.92)	$ (0.78)